Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Cillian M. Lynch, Esquire

(202) 419-8416

clynch@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 333-53432

1940 Act File No. 811-10263

March 1, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	GuideStone Funds (“Registrant” or “Trust”)

Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 85/87 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of the Amendment is to incorporate changes to the principal investment strategies and principal risks of the following series of the Registrant:

MyDestination 2015 Fund	Global Bond Fund
MyDestination 2025 Fund	Strategic Alternatives Fund
MyDestination 2035 Fund	Defensive Market Strategies® Fund
MyDestination 2045 Fund	Equity Index Fund
MyDestination 2055 Fund	Global Real Estate Securities Fund
Conservative Allocation Fund	Value Equity Fund
Balanced Allocation Fund	Growth Equity Fund
Growth Allocation Fund	Small Cap Equity Fund
Aggressive Allocation Fund	International Equity Index Fund
Money Market Fund	International Equity Fund
Low-Duration Bond Fund	Emerging Markets Equity Fund
Medium-Duration Bond Fund

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectus and statement of additional information.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jessica D. Burt, Esquire at (202) 419-8409.

Very truly yours,

/s/Cillian M. Lynch
Cillian M. Lynch, Esquire

A Pennsylvania Limited Liability Partnership

cc:	Melanie Childers

GuideStone Capital Management, LLC

Matthew A. Wolfe

GuideStone Capital Management, LLC